Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Nuveen NWQ Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen NWQ Global Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide high current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 23 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 25 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-68 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will generally focus its investments on income producing securities. Under normal market conditions, the Fund will invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities, including common stock and preferred securities, certain debt securities convertible into common stock or preferred securities, and other securities with equity characteristics.

Up to 20% of the Fund's net assets may be invested in debt securities, including corporate debt securities and U.S. government and agency debt securities. The Fund may invest up to 10% of its net assets in below-investment-grade debt securities, commonly referred to as "high yield" securities or "junk" bonds.

The Fund may write covered call options in order to generate additional income.

The Fund may invest in securities of issuers located anywhere in the world. Under normal market conditions, the Fund will invest at least 40% of its net assets in non-U.S. securities and will invest in securities of companies representing at least three different countries (one of which may be the United States). The Fund may invest up to 20% of its net assets in securities of companies located in emerging markets. The Fund may invest in securities issued by companies of any market capitalization, including small- and mid-capitalization companies.

The Fund may utilize derivatives, including currency options, currency futures and options on such futures, and currency forwards. The Fund may use these derivatives to manage market or business risk, enhance the Fund's return, or hedge against adverse movements in currency exchange rates.

		The Fund's sub-adviser employs a rigorous, bottom-up research-focused investment process that seeks to identify undervalued companies with positive risk/reward characteristics it believes will be present over an extended time, regardless of interim fluctuations. The sub-adviser may choose to sell securities or reduce positions if it feels that a company no longer possesses favorable risk/reward characteristics, attractive valuations or a catalyst, or if a company suspends or is projected to suspend its dividend or interest payments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Bond Market Liquidity Risk—Dealer inventories of bonds, which provide an indication of the ability of financial intermediaries to "make markets" in those bonds, are at or near historic lows in relation to market size. This reduction in market making capacity has the potential to decrease liquidity and increase price volatility in the fixed income markets in which the Fund invests, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of bonds, which may further decrease the Fund's ability to buy or sell bonds. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Call Risk—If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

Convertible Security Risk—The value of the Fund’s convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the common stock underlying the convertible securities.

Covered Call Risk—Covered call risk is the risk that the Fund, as a writer of covered call options, will forgo during an option’s life the opportunity to profit from increases in the market value of the security covering the call option.

Credit Risk—Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Credit Spread Risk—Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund’s debt securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Cybersecurity Risk—Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

High Yield Securities Risk—High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Income Risk—The Fund’s income could decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Preferred Security Risk—Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Valuation Risk—The debt securities in which the Fund invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s net asset value.

		Value Stock Risk—The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this Fund will change daily. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s performance information prior to December 13, 2013 reflects the Fund’s performance using investment strategies that differed significantly from those currently in place. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the six-year period ended December 31, 2015, the Fund’s highest and lowest quarterly returns were 11.96% and -16.52%, respectively, for the quarters ended March 31, 2012 and September 30, 2011.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

		Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.
Nuveen NWQ Global Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.71%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.73%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.62%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	$ 682
3 Years	rr_ExpenseExampleYear03	1,421
5 Years	rr_ExpenseExampleYear05	2,180
10 Years	rr_ExpenseExampleYear10	4,163
1 Year	rr_ExpenseExampleNoRedemptionYear01	682
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,421
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,180
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,163
2010	rr_AnnualReturn2010	14.99%	[5]
2011	rr_AnnualReturn2011	(3.87%)	[5]
2012	rr_AnnualReturn2012	11.32%	[5]
2013	rr_AnnualReturn2013	34.33%	[5]
2014	rr_AnnualReturn2014	1.76%	[5]
2015	rr_AnnualReturn2015	0.53%	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.52%)
1 Year	rr_AverageAnnualReturnYear01	(5.25%)
5 Years	rr_AverageAnnualReturnYear05	6.75%
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2009
Nuveen NWQ Global Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.71%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.69%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.83%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.86%
1 Year	rr_ExpenseExampleYear01	$ 189
3 Years	rr_ExpenseExampleYear03	1,159
5 Years	rr_ExpenseExampleYear05	2,136
10 Years	rr_ExpenseExampleYear10	4,604
1 Year	rr_ExpenseExampleNoRedemptionYear01	189
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,159
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,136
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,604
1 Year	rr_AverageAnnualReturnYear01	(0.24%)
5 Years	rr_AverageAnnualReturnYear05	7.21%
Since Inception	rr_AverageAnnualReturnSinceInception	8.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2009
Nuveen NWQ Global Equity Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.71%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	2.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.18%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.82%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.36%
1 Year	rr_ExpenseExampleYear01	$ 138
3 Years	rr_ExpenseExampleYear03	1,012
5 Years	rr_ExpenseExampleYear05	1,900
10 Years	rr_ExpenseExampleYear10	4,184
1 Year	rr_ExpenseExampleNoRedemptionYear01	138
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,012
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,900
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,184
1 Year	rr_AverageAnnualReturnYear01	0.27%
5 Years	rr_AverageAnnualReturnYear05	7.74%
Since Inception	rr_AverageAnnualReturnSinceInception	9.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2009
Nuveen NWQ Global Equity Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.71%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	367
5 Years	rr_ExpenseExampleYear05	666
10 Years	rr_ExpenseExampleYear10	1,519
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	367
5 Years	rr_ExpenseExampleNoRedemptionYear05	666
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,519
1 Year	rr_AverageAnnualReturnYear01	0.79%
5 Years	rr_AverageAnnualReturnYear05	8.29%
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2009
Nuveen NWQ Global Equity Income Fund | (return after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.92%)
5 Years	rr_AverageAnnualReturnYear05	5.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2009
Nuveen NWQ Global Equity Income Fund | (return after taxes on distributions and sale of Fund shares) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.42%)
5 Years	rr_AverageAnnualReturnYear05	5.17%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2009
Nuveen NWQ Global Equity Income Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.87%)	[6]
5 Years	rr_AverageAnnualReturnYear05	7.59%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	8.69%	[6]
Nuveen NWQ Global Equity Income Fund | Lipper Global Equity Income Funds Category Average (reflects no deduction for taxes or sales loads)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.48%)	[7]
5 Years	rr_AverageAnnualReturnYear05	5.62%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%	[7]

[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Management Fees and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
[4]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.90% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
[5]	Class A year-to-date total return as of September 30, 2016 was 2.47%. The performance of the other share classes will differ due to their different expense structures.
[6]	A free float-adjusted market capitalization weighted index designed to track the equity market performance of developed markets.
[7]	Represents the average annualized returns for all reporting funds in the Lipper Global Equity Income Funds Category.